Revenue Recognition - Contract Assets and Deferred Revenue (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Contract assets (included in Accounts receivable and accrued revenue, net)	$ 1	$ 28
Contract assets (included in Other current assets)	7	10
Contract assets (included in Other assets)	17	14
Deferred revenue	$ (51)	$ (42)